Schedule I - Crestwood Equity Partners LP - Parent Only - Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash	$ 1.0	$ 1.6	$ 1.1	$ 0.5	$ 8.8	$ 5.2
Accounts receivable	267.8	289.8		236.5
Total current assets	340.0	373.4		335.8
Property, plant and equipment, net	2,080.7	2,097.6		3,310.8
Total assets	4,374.8	4,448.9		5,762.8
Accrued expenses	78.1	90.5		105.6
Current portion of long-term debt	14.8	1.0		1.1
Total current liabilities	296.0	337.3		258.2
Other long-term liabilities	46.5	44.6		47.5
Total partners' capital	2,477.3	2,539.0		2,946.9	5,584.5	5,508.6
Total liabilities and partners' capital	$ 4,374.8	4,448.9		5,762.8
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash		0.3		0.4	$ 3.7	$ 0.1
Accounts receivable		0.0		1.8
Total current assets		0.3		2.2
Property, plant and equipment, net		1.4		1.5
Intangible assets, net		4.5		7.8
Investment in subsidiaries		2,342.7		2,757.7
Other assets		4.3		3.5
Total assets		2,353.2		2,772.7
Accounts payable		2.7		2.6
Accrued expenses		1.4		2.3
Current portion of long-term debt		0.0		0.2
Total current liabilities		4.1		5.1
Other long-term liabilities		2.6		4.2
Total partners' capital		2,346.5		2,763.4
Total liabilities and partners' capital		$ 2,353.2		$ 2,772.7